UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, Nevada 89521

(Address of Principal Executive Offices)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to :

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (203) 622-6000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

December 31, 2024

MERCATOR INTERNATIONAL OPPORTUNITY FUND – INSTITUTIONAL CLASS

MOPPX

ADDITIONAL INFORMATION

You can find additional information about the Fund at https://mercatorinvestments.com/. You can also request this information by contacting us at 1-800-869-1679.

This annual shareholder report contains important information about the Mercator International Opportunity Fund Institutional Class - MOPPX (the “Fund”) for the period January 1, 2024 to December 31, 2024. This report describes changes to the Fund that occurred during the reporting period.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mercator International Opportunity Fund - Institutional Class	$137	1.40%

*Annualized

managment’s discussion of fund performance

The Mercator International Opportunity Fund (MOPPX, MOOPX) closed on January 24, 2025.

The international stock markets have continued to underperform a technology-driven bull market in the US. Both economic growth and stock valuations have diverged considerably for more than a decade now.

Valuations reflect the fact that people have understandably lost patience. Morgan Stanley estimates the Price Earnings Ratio for Japan at 15, France (14), the UK (12.5) or Germany (12), substantially lower than the Nasdaq (29) or even the S&P (20.5). The Fund’s adviser still believes that overseas stocks are a prudent diversification. There is more to the economy than technology.

Performance graph

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

	ONE YEAR	FIVE YEAR	SINCE INCEPTION*
Mercator International Opportunity Fund - Institutional Class	-3.91%	1.44%	2.34%
MSCI EAFE Index	4.43%	5.33%	5.10%

Hypothetical Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception April 2, 2018.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-869-1679.

Fund statistics

NET ASSETS:
$5,674,993

PORTFOLIO HOLDINGS:
28

PORTFOLIO TURNOVER:
50.93%

ADVISORY FEES (NET OF WAIVERS):
$0

sector weightings

(Based on percentage of total investments)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as of December 31, 2024, represented as a percentage of the portfolio of investments. Below Sectors are categorized using Yahoo Finance classifications.

country breakout

(Based on percentage of total net assets)

United Kingdom	14.89%
Netherlands	12.61%
Germany	9.36%
Uruguay	8.99%
France	6.11%
Israel	5.26%
China	4.18%
Italy	3.84%
Sweden	3.46%
Canada	3.37%
Norway	3.34%
Luxembourg	3.15%
Denmark	3.11%
Japan	3.05%
Belgium	2.53%
Spain	2.38%
Mexico	2.27%
Switzerland	1.39%
Total % of Net Assets	93.29%

top ten holdings

1.	MercadoLibre, Inc.	8.99%
2.	Watches of Switzerland Group plc	5.55%
3.	Mobileye Global, Inc. Class A	5.27%
4.	ASM International NV	4.59%
5.	Schneider Electric SE	4.39%
6.	Taiwan Semiconductor Manufacturing Co., Ltd.	4.18%
7.	Adyen NV	3.93%
8.	Brunello Cucinelli SPA	3.84%
9.	Vitec Software Group AB Class B	3.46%
10.	Nemetschek SE	3.41%
	Total % of Net Assets	47.61%

How has the fund changed

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may call 1-800-869-1679.

The Fund closed and redeemed all outstanding shares on January 24, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-869-1679, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://mercatorinvestments.com/ or contact us at 1-800-869-1679.

ANNUAL SHAREHOLDER REPORT

December 31, 2024

MERCATOR INTERNATIONAL OPPORTUNITY FUND – CLASS A

MOOPX

ADDITIONAL INFORMATION

You can find additional information about the Fund at https://mercatorinvestments.com/. You can also request this information by contacting us at 1-800-869-1679.

This annual shareholder report contains important information about the Mercator International Opportunity Fund Institutional Class - MOPPX (the “Fund”) for the period January 1, 2024 to December 31, 2024. This report describes changes to the Fund that occurred during the reporting period.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mercator International Opportunity Fund - Class A	$152	1.55%

*Annualized

managment’s discussion of fund performance

The Mercator International Opportunity Fund (MOPPX, MOOPX) closed on January 24, 2025.

The international stock markets have continued to underperform a technology-driven bull market in the US. Both economic growth and stock valuations have diverged considerably for more than a decade now.

Valuations reflect the fact that people have understandably lost patience. Morgan Stanley estimates the Price Earnings Ratio for Japan at 15, France (14), the UK (12.5) or Germany (12), substantially lower than the Nasdaq (29) or even the S&P (20.5). The Fund’s adviser still believes that overseas stocks are a prudent diversification. There is more to the economy than technology.

Performance graph

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

	ONE YEAR	FIVE YEAR	SINCE INCEPTION*
Mercator International Opportunity Fund - Class A	-4.03%	1.27%	3.31%
MSCI EAFE Index	4.43%	5.34%	7.25%

Hypothetical Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception August 29, 2019.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-869-1679.

Fund statistics

NET ASSETS:
$5,674,993

PORTFOLIO HOLDINGS:
28

PORTFOLIO TURNOVER:
50.93%

ADVISORY FEES (NET OF WAIVERS):
$0

sector weightings

(Based on percentage of total investments)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as of December 31, 2024, represented as a percentage of the portfolio of investments. Below Sectors are categorized using Yahoo Finance classifications.

country breakout

(Based on percentage of total net assets)

United Kingdom	14.89%
Netherlands	12.61%
Germany	9.36%
Uruguay	8.99%
France	6.11%
Israel	5.26%
China	4.18%
Italy	3.84%
Sweden	3.46%
Canada	3.37%
Norway	3.34%
Luxembourg	3.15%
Denmark	3.11%
Japan	3.05%
Belgium	2.53%
Spain	2.38%
Mexico	2.27%
Switzerland	1.39%
Total % of Net Assets	93.29%

top ten holdings

1.	MercadoLibre, Inc.	8.99%
2.	Watches of Switzerland Group plc	5.55%
3.	Mobileye Global, Inc. Class A	5.27%
4.	ASM International NV	4.59%
5.	Schneider Electric SE	4.39%
6.	Taiwan Semiconductor Manufacturing Co., Ltd.	4.18%
7.	Adyen NV	3.93%
8.	Brunello Cucinelli SPA	3.84%
9.	Vitec Software Group AB Class B	3.46%
10.	Nemetschek SE	3.41%
	Total % of Net Assets	47.61%

How has the fund changed

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may call 1-800-869-1679.

The Fund closed and redeemed all outstanding shares on January 24, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-869-1679, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://mercatorinvestments.com/ or contact us at 1-800-869-1679.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)        A copy of the registrant’s Code of Ethics is filed herewith. Copies of the code of ethics would be made available free of charge, by writing or calling the Fund at 1-800-869-1679 or by mail to 8000 Town Centre Drive Suite 400 Broadview Heights, OH 44147.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Fred Stoleru is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stoleru is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2024 $ 14,750

FY 2023 $ 14,000

(b) Audit-Related Fees

Registrant

FY 2024                                $ 0

FY 2023                                $ 0

Nature of the fees: N/A

(c) Tax Fees

Registrant

FY 2024                              $ 3,000

FY 2023                              $ 3,000

Nature of the fees: Tax filing and preparation.

(d) All Other Fees

Registrant

FY 2024                               $ 0

FY 2023                               $ 0

Nature of the fees:

(e)       (1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f) Not applicable

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant   Adviser

FY 2024                                    N/A           N/A

FY 2023                                    N/A           N/A

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

MERCATOR INTERNATIONAL OPPORTUNITY FUND

Institutional Class Ticker: MOPPX

Class A Ticker: MOOPX

ANNUAL FINANCIAL STATEMENTS

DECEMBER 31, 2024

MERCATOR INVESTMENT MANAGEMENT, LLC

Mercator International Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2024

Shares		Value

COMMON STOCKS - 93.29%

Aerospace & Defense - 4.90%
6,058	Bae Systems PLC (United Kingdom)	$ 87,075
300	Rheinmetall AG (Germany)	190,826
		277,901
Airport & Air Services - 2.27%
500	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR (Mexico)	128,815

Auto Parts - 5.26%
15,000	Mobileye Global, Inc. Class A (Israel) *	298,800

Banks - Diversified - 2.21%
8,000	ING Groep NV (Netherlands)	125,360

Biotechnology - 6.39%
8,000	ALK-Abello A/S Class B (Denmark) *	176,614
2,000	CRISPR Therapeutics AG (Switzerland) *	78,720
20,000	Onward Medical NV (Netherlands) *	107,222
		362,556
Grocery Stores - 2.67%
40,000	Ocado Group PLC (United Kingdom) *	151,333

Information Technology Services - 2.35%
10,000	Wise PLC Class A (United Kingdom) *	133,411

Internet Content & Information - 6.49%
10,000	Opera Ltd. ADR (Norway)	189,400
400	Spotify Technology SA (Luxembourg) *	178,952
		368,352
Internet Retail - 8.99%
300	MercadoLibre, Inc. (Uruguay) *	510,132

Luxury Goods - 9.40%

2,000	Brunello Cucinelli SpA (Italy)	218,170
45,000	Watches of Switzerland Group PLC (United Kingdom) *	315,099
		533,269
Medical Instruments & Supplies - 1.72%
400	EssilorLuxottica SA (France) *	97,535

Scientific & Technical Instruments - 3.37%
100,000	Kraken Robotics, Inc. (Canada) *	191,042

Semiconductor Equipment & Materials - 4.58%
450	ASM International NV (Netherlands)	260,251

Semiconductors - 6.96%
150,000	Alphawave IP Group PLC (United Kingdom) *	158,253
1,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (China)	236,988
		395,241
Software-Application - 9.40%
20,360	Materialise NV ADR (Belgium) *	143,334
2,000	Nemetschek SE (Germany)	193,744
4,000	Vitec Software Group AB Class B (Sweden)	196,515
		533,593
Software Infrastructure - 3.93%
150	Adyen NV (Netherlands) *	223,086

Specialty Industrial Machinery - 6.97%
1,000	Schneider Electric S.E. (France)	249,322
750	Siemens AG (Germany)	146,364
		395,686
Telecom Services - 3.05%
6,000	Softbank Group Corp. ADR (Japan)	172,920

Travel Services - 2.38%
15,000	eDreams ODIGEO SA (Spain) *	135,062

TOTAL COMMON STOCKS (Cost $4,197,435) - 93.29%		5,294,345

TOTAL INVESTMENTS (Cost $4,197,435) - 93.29%		5,294,345

OTHER ASSETS LESS LIABILITIES, NET - 6.71%		380,648

NET ASSETS - 100.00%	$ 5,674,993

* Non-income producing securities during the period.
ADR - American Depositary Receipt.
PLC - Public Limited Company
SE - Societas Europaea, Latin term means European Company.
SA - Société Anonyme, a French term for a public limited company.
AB - Aktiebolag, the Swedish term for "limited company" or "corporation".
AG - Aktiengesellschaft, a German term for a public limited company.
SpA - Società per azioni, an Italian term for a public limited company.
NV - Naamloze Vennootschap, a Dutch term for public limited company.
The accompanying notes are an integral part of these financial statements.

Mercator International Opportunity Fund

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

Assets:
Investments in Securities at Value (Cost $4,197,435)	$ 5,294,345
Cash	18,169
Receivables:
Dividends and Interest	1,201
Due from Adviser	4,382
Investments Sold	519,859
Shareholder Subscriptions	976
Prepaid Expenses	10,922
Total Assets	5,849,854
Liabilities:
Payables:
Shareholder Redemptions	145,468
Administrative Fees	2,410
Distribution Plan (12b-1) Fees	976
Trustee Fees	1,169
Transfer Agent and Accounting Fees	2,434
Chief Compliance Officer Fees	701
Treasurer Fees	1,053
Accrued Expenses	20,650
Total Liabilities	174,861

Net Assets	$ 5,674,993

Net Assets Consist of:
Paid In Capital	$ 17,566,758
Distributable Earnings/(Accumulated Deficit)	(11,891,765)
Net Assets, for 539,013 Shares Outstanding	$ 5,674,993

Institutional Class Shares
Net Assets	$ 3,485,457
Shares of beneficial interest outstanding	330,015
Net asset value per share	$ 10.56

Class A Shares
Net Assets	$ 2,189,536
Shares of beneficial interest outstanding	208,998

Net asset value per share	$ 10.48

The accompanying notes are an integral part of these financial statements.

Mercator International Opportunity Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2024

Investment Income:
Dividends (a)	$ 161,406
Interest	21,814
Total Investment Income	183,220

Expenses:
Advisory fees	136,722
Administrative fees	48,829
Registration fees	31,337
Transfer Agent and Accounting fees	31,310
Custody fees	30,000
Audit fees	17,903
Shareholder Servicing fees	17,602
Distribution Plan (12b-1) fees - Class A	16,628
Legal fees	16,244
Other expenses	10,671
Chief Compliance Officer fees	8,951
Trustee fees	4,368
Treasurer Fees	2,701
Printing and Mailing fees	2,159
Insurance fees	735
Total Expenses	376,160
Less fees waived and expenses reimbursed by the Adviser	(138,313)
Net Expenses	237,847

Net Investment Loss	(54,627)

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(1,502,213)
Realized Loss on Foreign Currency Transactions	(62,875)
Net Change in Unrealized Appreciation on Investments	548,524
Net Realized and Unrealized Loss on Investments	(1,016,564)

Net Decrease in Net Assets Resulting from Operations	$ (1,071,191)

(a) Net of Foreign withholding taxes of $22,831.
The accompanying notes are an integral part of these financial statements.

Mercator International Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	12/31/2024	12/31/2023
Increase/(Decrease) in Net Assets From Operations:
Net Investment Loss	$ (54,627)	$ (110,107)
Net Realized Loss on Investments and Foreign Currency Transactions	(1,565,088)	(3,122,304)
Unrealized Appreciation on Investments	548,524	5,206,618
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,071,191)	1,974,207

Distributions:
Distributions to Shareholders - Institutional Class	-	-
Distributions to Shareholders - Class A	-	-
Total Distributions	-	-

Capital Share Transactions
Institutional Class	(9,892,927)	(1,501,400)
Class A	(5,576,992)	614,265
Net Decrease in Net Assets from Capital Share Transactions	(15,469,919)	(887,135)

Total Increase/(Decrease) in Net Assets	(16,541,110)	1,087,072

Net Assets:
Beginning of Year	22,216,103	21,129,031

End of Year	$ 5,674,993	$ 22,216,103

The accompanying notes are an integral part of these financial statements.

Mercator International Opportunity Fund

Institutional Class

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	12/31/2024	12/31/2023	12/31/2022		12/31/2021	12/31/2020

Net Asset Value at Beginning of Year	$ 11.00	$ 9.92	$ 17.52		$ 16.29	$ 10.88

Gain/(Loss) From Investment Operations:
Net Investment Loss *	(0.03)	(0.04)	(0.08)		(0.15)	(0.12)
Net Gain/(Loss) on Securities (Realized and Unrealized)	(0.41)	1.12	(7.52)		2.47	6.19
Total from Investment Operations	(0.44)	1.08	(7.60)		2.32	6.07

Distributions:
Net Investment Income	-	-	-		-	-
Realized Gains	-	-	(0.00)	^	(1.09)	(0.64)
Return of Capital	-	-	-		-	(0.02)
Total from Distributions	-	-	(0.00)		(1.09)	(0.66)

Net Asset Value at End of Year	$ 10.56	$ 11.00	$ 9.92		$ 17.52	$ 16.29

Total Return **	(3.91)%	10.89%	(43.37)%		14.27%	55.77%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,485	$ 14,140	$ 14,503		$ 51,453	$ 21,028
Ratio of Expenses to Average Net Assets
Before Reimbursement	2.18%	1.94%	1.94%		1.67%	2.16%	(b)
After Reimbursement (a)	1.40%	1.40%	1.40%		1.40%	1.37%	(b)
Ratio of Net Investment Gain/(Loss) to Average Net Assets
After Reimbursement (a)	(0.28)%	(0.43)%	(0.69)%		(0.81)%	(0.96)%	(b)
Portfolio Turnover	50.93%	49.39%	43.94%		60.78%	51.26%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
^ Amount is less than $0.005
(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.
(b) Expenses includes 0.20% of administrative fees which were voluntarily waived by the administrator for the year ended
December 31, 2020. These amounts would increase the net investment loss ratio or decrease the net investment income ratio as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these financial statements.

Mercator International Opportunity Fund

Class A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	12/31/2024	12/31/2023	12/31/2022		12/31/2021	12/31/2020

Net Asset Value, at Beginning of Year	$ 10.92	$ 9.87	$ 17.45		$ 16.26	$ 10.88

Gain/(Loss) From Investment Operations:
Net Investment Loss *	(0.04)	(0.06)	(0.08)		(0.18)	(0.14)
Net Gain/(Loss) on Securities (Realized and Unrealized)	(0.40)	1.11	(7.50)		2.46	6.18
Total from Investment Operations	(0.44)	1.05	(7.58)		2.28	6.04

Distributions:
Net Investment Income	-	-	-		-	-
Realized Gains	-	-	(0.00)	^	(1.09)	(0.64)
Return of Capital	-	-	-		-	(0.02)
Total from Distributions	-	-	(0.00)		(1.09)	(0.66)

Net Asset Value, at End of Year	$ 10.48	$ 10.92	$ 9.87		$ 17.45	$ 16.26

Total Return **	(4.03)%	10.64%	(43.43)%		14.05%	55.50%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,190	$ 8,076	$ 6,626		$ 6,339	$ 3,994
Ratio of Expenses to Average Net Assets
Before Reimbursement	2.51%	2.25%	2.07%		1.69%	2.41%	(b)
After Reimbursement (c)	1.55%	1.55%	1.55%		1.55%	1.53%	(b)
Ratio of Net Investment Loss to Average Net Assets
After Reimbursement (c)	(0.42)%	(0.61)%	(0.70)%		(0.93)%	(1.13)%	(b)
Portfolio Turnover	50.93%	49.39%	43.94%		60.78%	51.26%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
^ Amount is less than $0.005
(c) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements.
(b) Expenses includes 0.20% of administrative fees which were voluntarily waived by the administrator for the year ended
December 31, 2020. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these financial statements.

Mercator International Opportunity Fund

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

1.  ORGANIZATION

The Mercator International Opportunity Fund (the “Fund”) is a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is a Delaware statutory trust and is registered as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund, along with additional series are currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Fund commenced investment operations on April 2, 2018. The Board has authorized two classes of shares: Institutional Class and Class A shares. Each class is subject to different expenses. Each class differs as to distribution fees, such that Institutional Class shares have no distribution fees but there is a higher minimum initial investment required. See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Fund.

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the investment adviser is deemed to be the Chief Operating Decision Maker.

The Fund’s investment objective is long-term growth of capital.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021-2023) or expected to be taken in the Fund’s 2024 tax returns. The Fund identifies its major tax jurisdiction as U.S. federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

FOREIGN CURRENCY: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FOREIGN TAXES: The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Fund’s adviser, Mercator Investment Management, LLC (the “Adviser”), the responsibility for determining fair value prices as the “Valuation Designee”. The Adviser may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Pricing Policy

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”) as the “Valuation Designee”, subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

The Fund values its investments at fair value. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the Fund’s investments measured at fair value as of December 31, 2024, by major security type:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 5,294,345	$ -	$ -	$ 5,294,345
Total	$ 5,294,345	$ -	$ -	$ 5,294,345

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

During the year ended December 31, 2024, there were no transfers between Level 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Under the terms of a management agreement between the Trust and the Adviser, with respect to the Fund (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. Under the Agreement, the Fund pays Adviser an annual advisory fee of 0.84% of the Fund’s daily average net assets. The Agreement remained in effect for an initial two-year period and may be renewed by the Board annually thereafter. For the year ended December 31, 2024, the Adviser earned $136,722 in advisory fees from the Fund.

The Adviser contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2025, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.40% and 1.55% of the average daily net assets attributable to the Institutional Class and Class A shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.

For the year ended December 31, 2024, the Adviser waived advisory fees of $136,722 and reimbursed the fund $1,591. As of December 31, 2024, the unreimbursed amounts paid or waived by the Adviser on behalf of the Fund is $417,758, subject to future recoupment as follows:

Recoverable Through	Amount Recoverable
December 31, 2025	$145,147
December 31, 2026	$134,298
December 31, 2027	$138,313

As of December 31, 2024, the Adviser owed the Fund $4,382.

On April 18, 2019, the Adviser obtained a Line of Credit from Collaborative Fund Services, LLC (“CFS”) in the amount of $200,000. The Line of Credit had a Maturity Date of the earlier of February 1, 2021 or the date the Adviser ceases to conduct business with CFS. On March 22, 2021, the Maturity Date on the Line of Credit was extended to the earlier of February 1, 2023 or the date the Adviser ceases to conduct business with CFS. On February 1, 2023, the Maturity Date on the Line of Credit was extended to the earlier of February 28, 2025 or the date the Adviser ceases to conduct business with CFS. Effective September 9, 2021, the Line of Credit was assigned to Belpointe Services, LLC (“Belpointe”), an affiliate of CFS. All outstanding balances were paid in full on September 13, 2024.

ADMINISTRATOR: Effective June 1, 2019, the Trust, on behalf of the Fund, entered into an Administration Agreement with CFS. CFS serves as the Trust’s Administrator. CFS is paid an annual fee of 0.30% of the Fund’s average daily net assets. Greg Skidmore is the President of CFS, and is also an Interested Trustee. For the year ended December 31, 2024, CFS earned $48,829 for these services. As of December 31, 2024, the Fund owed CFS $2,410.

COMPLIANCE SERVICES: Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

TRANSFER AGENT AND FUND ACCOUNTANT: Mutual Shareholder Services, LLC (“MSS”), the Fund’s transfer agent and fund accountant, receives an annual fee from the Fund of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Fund based on the average net assets of the Fund.

DISTRIBUTION (12B-1) PLAN AND SHAREHOLDER SERVICING FEES: The Trust, with respect to the Fund, adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for Class A shares with Arbor Court Capital, LLC (“Distributor”). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares. The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. The Distributor is an affiliated entity to the Trust’s transfer agent and fund accountant. For the year ended December 31, 2024, the Fund accrued $16,628 for Class A. The Fund owes the Distributor $976 at December 31, 2024 for Distribution fees.

Shareholder servicing fees may be in addition to the Rule 12b-1 fees and any sales charges. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by the Fund. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs.

5. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended December 31, 2024, were as follows:

Purchases	$ 7,967,302
Sales	$ 24,722,691

6. CAPITAL SHARE TRANSACTIONS

At December 31, 2024, there were unlimited shares authorized at no par value for the Fund. Transactions in capital for the years ended December 31, 2024 and 2023 were as follows:

Institutional Class	January 1, 2024 through December 31, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	212,935	$ 2,280,902	564,561	$ 5,862,932
Shares Reinvested	-	-	-	-
Shares Redeemed	(1,168,825)	(12,173,829)	(740,059)	(7,364,332)
Net Increase	(955,890)	$ (9,892,927)	(175,498)	$ (1,501,400)

Class A	January 1, 2024 through December 31, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	237,772	$ 2,520,649	202,463	$ 2,043,209
Shares Reinvested	-	-	-	-
Shares Redeemed	(768,087)	(8,097,641)	(134,123)	(1,428,944)
Net Increase/(Decrease)	(530,315)	$ (5,576,992)	68,340	$ 614,265

7.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8. TAX MATTERS

For federal income tax purposes, the cost of investments owned at December 31, 2024 is $4,205,590. As of December 31, 2024, the gross unrealized appreciation on a tax basis totaled $1,406,037 and the gross unrealized depreciation totaled $317,282 for a net unrealized appreciation of $1,088,755.

The difference between the book cost and tax cost of investments of the Fund represents treatment of Passive Foreign Investment Companies (PFICs) for tax purposes.

As of December 31, 2024, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Unrealized appreciation (depreciation)	$ 1,088,755
Capital Loss Carryforwards	(12,980,520)
Accumulated Deficit	$ (11,891,765)

As of December 31, 2024, the Fund recorded permanent book/tax differences of $105,188 from paid in capital to distributable earnings due to net operating losses.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.

As of December 31, 2024, the Fund has capital loss carryforwards available for federal income tax purposes as follows:

Short-term non-expiring	$ 6,601,547
Long-term non-expiring	6,378,973
Total	$ 12,980,520

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

No distributions were paid for the year ended December 31, 2024.

No distributions were paid for the year ended December 31, 2023.

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others approximately 97% of the voting securities of the Fund and may be deemed to control the Fund.

10. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

11. SUBSEQUENT EVENTS

The Board has determined that it is in the best interests of shareholders to liquidate the Fund, following a recommendation by the Fund’s investment adviser. The Board has determined to close the Fund and all outstanding shares were redeemed on January 24, 2025.

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no additional events requiring disclosure or recognition.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Mercator International Opportunity Fund and

Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mercator International Opportunity Fund (the “Fund”), a series of Collaborative Investment Series Trust, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 11 to the financial statements, the Board of Trustees of the Fund determined that it is in the best interests of shareholders to liquidate the Fund. The Fund was closed to all new investments, and all issued and outstanding shares of the Fund as of the close of business on January 24, 2025, were redeemed by the Trust. Our opinion is not modified with respect to this matter.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

February 21, 2025

Mercator International Opportunity Fund

ADDITIONAL INFORMATION

DECEMBER 31, 2024 (UNAUDITED)

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio, for the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-869-1679. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov.

RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT WITH MERCATOR INVESTMENT MANAGEMENT, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Collaborative Investment Series Trust (the “Trust”) held on November 8, 2024 (the “Meeting”), the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement between Mercator Investment Management, LLC (“MIM”) and the Trust, with respect to the Mercator International Opportunity Fund (the “Fund”). In considering the renewal of the investment advisory agreement, the Board received materials specifically relating to the investment advisory agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the investment advisory agreement between MIM and the Trust. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the investment advisory agreement on behalf of the Fund and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the renewal of the investment advisory agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Fund, noting the addition of a Director of Investor Relations and change in Chief Compliance Officer. The Board observed the investment advisory services provided by MIM to the Fund, which included stock selection, research and analysis, compliance and monitoring. The Board reviewed the MIM’s practices for monitoring compliance, cybersecurity protocols and resiliency, and policies with respect to the selection of broker-dealers for portfolio transactions. The Board noted that MIM reported no material compliance issue, regulatory examination or material litigation or administrative action since the last renewal of the investment advisory agreement. The Board concluded that it expected MIM to continue to provide satisfactory services to the Fund and its shareholders.

Performance. The Board observed that the Fund underperformed its benchmark index, MSCI EAFE Index, for the 1-year period ended September 30, 2024 and since inception with net returns of 17.50% and 3.07%, respectively. The Board acknowledged MIM’s assertion that the Fund had higher volatility relative to the benchmark. The Board concluded that the Fund’s performance was acceptable.

Fees and Expenses. The Board noted that the Fund’s advisory fee of 0.84% was above, but within the range of its peer group selected by MIM and slightly above the Morningstar category average. The Board further noted that the net expense ratio of 1.40% was above the average of its peer group but lower than the high and above the average of the Morningstar category. The Board noted that MIM intended to enter into an expense limitation agreement with respect to the Fund. The Board concluded that the advisory fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by MIM and noted that MIM was operating the Fund at a loss. The Board determined that excessive profitability was not an issue for MIM at this time.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the services provided to the Fund by MIM. The Board discussed MIM’s position on breakpoints and noted MIM would continue to monitor the Fund’s asset levels as the Fund continued to grow.

Conclusion. Having requested and received such information from MIM as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the renewal of the investment advisory agreement was in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●Social Security number and wire transfer instructions

●account transactions and transaction history

●investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (Continued)

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●open an account or deposit money

●direct us to buy securities or direct us to sell your securities

●seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●affiliates from using your information to market to you.

●sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ●The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ●The Collaborative Investment Series Trust doesn’t jointly market.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 16.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b) EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: March 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: March 4, 2025

By /s/ Bill McCormick

* Bill McCormick

Treasurer/Chief Financial/Principal Accounting Officer of the Trust

Date: March 4, 2025